GOODWILL AND INTANGIBLE ASSETS, NET (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Goodwill by business segment
Goodwill Impairment		$ (176.0)	$ 0.0	$ 0.0
Changes in goodwill by business segment
Balance at the beginning of the period, goodwill gross		525.1	536.3
Balance at the end of the period, goodwill gross		500.8	525.1	536.3
Accumulated impairment		(241.1)	(66.0)	(66.0)
Balance at the beginning of the period, goodwill net		459.1	470.3
Balance at the end of the period, goodwill net		259.7	459.1	470.3
Acquisitions		1.6	14.4
Foreign exchange effect and other		(25.9)	(25.6)
Aerial Work Platforms
Goodwill by business segment
Goodwill, Other Increase (Decrease)		0.9
Changes in goodwill by business segment
Balance at the beginning of the period, goodwill gross		137.7	139.4
Balance at the end of the period, goodwill gross		137.7	137.7	139.4
Accumulated impairment		(38.6)	(38.6)	(38.6)
Balance at the beginning of the period, goodwill net		99.1	100.8
Balance at the end of the period, goodwill net		99.1	99.1	100.8
Acquisitions		1.6	0.0
Foreign exchange effect and other		(1.6)	(1.7)
Cranes
Goodwill by business segment
Goodwill Impairment		(176.0)
Changes in goodwill by business segment
Balance at the beginning of the period, goodwill gross		183.1	198.8
Balance at the end of the period, goodwill gross		179.3	183.1	198.8
Accumulated impairment		(179.3)	(4.2)	(4.2)
Balance at the beginning of the period, goodwill net		178.9	194.6
Balance at the end of the period, goodwill net		0.0	178.9	194.6
Acquisitions		0.0	0.0
Foreign exchange effect and other		(3.8)	(15.7)
Materials Processing
Changes in goodwill by business segment
Balance at the beginning of the period, goodwill gross		204.3	198.1
Balance at the end of the period, goodwill gross		183.8	204.3	198.1
Accumulated impairment		(23.2)	(23.2)	(23.2)
Balance at the beginning of the period, goodwill net		181.1	174.9
Balance at the end of the period, goodwill net		160.6	181.1	$ 174.9
Acquisitions		0.0	14.4
Foreign exchange effect and other		(20.5)	$ (8.2)
Construction
Goodwill by business segment
Goodwill, Fully Impaired Goodwill Written Off	$ 132.8
Discontinued Operations
Goodwill by business segment
Goodwill, Other Increase (Decrease)		$ 17.9